SUPPLEMENTARY BALANCE SHEET INFORMATION (Schedule of Other Current Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
SUPPLEMENTARY BALANCE SHEET INFORMATION [Abstract]
Advances from customers	$ 2,940	$ 28,878
Payroll and related employee accruals	6,793	6,323
Deferred revenue	3,987	6,255
Provision for vacation pay	5,101	6,008
Derivative instruments	806
Government authorities	1,173	2,233
Other	727	4,969
Other current liabilities	$ 21,527	$ 54,666